Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Common Stock	Treasury Stock	Paid-In Capital	Retained Earnings (Deficit)	Accumulated other comprehensive income (loss)	Total
Beginning balance, shares at Dec. 31, 2018	60,000		18,942,506
Beginning balance, value at Dec. 31, 2018	$ 60,000		$ 1,894		$ 36,642,276	$ (36,990,469)		$ (286,299)
Net loss						(20,451,080)		(20,451,080)
Change in foreign currency translation							137,696	137,696
Issuance of Series B Preferred Stock, shares		475,000
Issuance of Series B Preferred Stock, value		$ 475,000						475,000
Conversion of convertible notes and accrued interest to common shares, shares			5,505,530
Conversion of convertible notes and accrued interest to common shares, value			$ 551		2,201,662			2,202,213
Issuance of shares to purchase non-controlling interest in GN, shares			7,988,963
Issuance of shares to purchase non-controlling interest in GN, value			$ 799		11,263,639			11,264,438
Stock based compensation related to warrant issuance					736,186			736,186
Issuance of common shares in connection with the issuance of convertible debentures, shares			1,550,000
Issuance of common shares in connection with the issuance of convertible debentures, value			$ 155		5,074,845			5,075,000
Repurchase of shares from investor, shares				133,200
Repurchase of shares from investor, value				$ (13)	(98,942)			(98,955)
Issuance of shares for acquisition fees, shares			2,500,000
Issuance of shares for acquisition fees, value			$ 250		5,799,749			5,799,999
Ending balance, shares at Dec. 31, 2019	60,000	475,000	36,486,999	133,200
Ending balance, value at Dec. 31, 2019	$ 60,000	$ 475,000	$ 3,649	$ (13)	61,619,415	(57,441,549)	137,696	4,854,198
Net loss						(19,890,272)		(19,890,272)
Change in foreign currency translation							(483,410)	(483,410)
Common stock issued in connection with convertible notes, shares			153,940
Common stock issued in connection with convertible notes, value			$ 15		130,834			130,849
Return of common shares related to note payoff, shares			(153,940)
Return of common shares related to note payoff, value			$ (15)		(130,834)			(130,849)
Beneficial conversion feature of convertible notes					1,357,978			1,357,978
Stock based compensation related to warrant issuance					820,379			820,379
Shares issued for services, shares			885,063
Shares issued for services, value			$ 89		715,413			715,502
Shares received from share exchange with GN, shares			5,507,400
Shares received from share exchange with GN, value			$ 551		2,477,871			2,478,422
Warrants exercise, shares			25,000
Warrants exercise, value			$ 2		9,998			10,000
Convertible note conversion to common stock, shares			135,000
Convertible note conversion to common stock, value			$ 14		306,737			306,751
To record loan conversions, shares			621,874
To record loan conversions, value			$ 62		228,130			228,192
Shares issued for financing, shares			15,000
Shares issued for financing, value			$ 2		6,150			6,152
Shares issued for loan conversions, shares			3,310,458
Shares issued for loan conversions, value			$ 331		794,179			794,510
Ending balance, shares at Dec. 31, 2020	60,000	475,000	46,986,794	133,200
Ending balance, value at Dec. 31, 2020	$ 60,000	$ 475,000	$ 4,699	$ (13)	$ 68,336,249	$ (77,331,820)	$ (345,714)	$ (8,801,599)